Note 5 - Loans Receivable, Net - Loans Receivable (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans receivable		$ 662,000	$ 653,791
Unamortized discounts		10	12
Net deferred loan fees		209	450
Allowance for loan losses		9,279	10,699	$ 8,564
Total loans receivable, net		652,502	642,630
Commitments to originate or purchase loans		14,501	23,596
Commitments to deliver loans to secondary market		$ 12,340	$ 24,746
Weighted average contractual rate of loans in portfolio		4.01%	4.21%
Commercial Real Estate Portfolio Segment [Member]
Loans receivable		$ 396,868	$ 380,704
Allowance for loan losses		6,388	7,295	5,060
Commercial Real Estate Portfolio Segment [Member] | Single Family Builder Construction [Member]
Loans receivable		23,293	19,832
Commercial Real Estate Portfolio Segment [Member] | Multi Family Construction [Member]
Loans receivable		9,986	2,316
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Construction [Member]
Loans receivable		13,959	9,345
Commercial Real Estate Portfolio Segment [Member] | Childcare Services [Member]
Loans receivable		2,796	3,933
Commercial Real Estate Portfolio Segment [Member] | Churches/Community Service [Member]
Loans receivable		11,332	8,427
Commercial Real Estate Portfolio Segment [Member] | Land Developments [Member]
Loans receivable		12,041	13,237
Commercial Real Estate Portfolio Segment [Member] | Lodging [Member]
Loans receivable		57,220	61,823
Commercial Real Estate Portfolio Segment [Member] | Manufacturing [Member]
Loans receivable		23,913	20,833
Commercial Real Estate Portfolio Segment [Member] | Movie Theaters [Member]
Loans receivable		9,334	9,619
Commercial Real Estate Portfolio Segment [Member] | Multi Family [Member]
Loans receivable		43,140	41,456
Commercial Real Estate Portfolio Segment [Member] | Nursing Home/Health Care [Member]
Loans receivable		19,870	14,488
Commercial Real Estate Portfolio Segment [Member] | Restaurant/Bar/Cafe [Member]
Loans receivable		8,473	6,383
Commercial Real Estate Portfolio Segment [Member] | Retail/Office [Member]
Loans receivable		87,244	93,472
Commercial Real Estate Portfolio Segment [Member] | Warehouse Loan [Member]
Loans receivable		31,501	32,568
Commercial Real Estate Portfolio Segment [Member] | Other Nonconstruction [Member]
Loans receivable		42,766	42,972
Consumer Portfolio Segment [Member]
Loans receivable		41,645	55,391
Allowance for loan losses		981	1,389	1,507
Consumer Portfolio Segment [Member] | Home Equity Line [Member]
Loans receivable		17,467	21,308
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable		7,557	11,549
Consumer Portfolio Segment [Member] | Land/Lots [Member]
Loans receivable		2,154	3,357
Consumer Portfolio Segment [Member] | Recreational Vehicle [Member]
Loans receivable		10,985	15,645
Consumer Portfolio Segment [Member] | Other Borrowings [Member]
Loans receivable	[1]	3,482	3,532
Commercial Portfolio Segment [Member]
Loans receivable		60,165	82,673
Allowance for loan losses		$ 936	$ 985	$ 1,140

[1]	Amounts under two million dollars in both years are included in "Other".